Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)		1 Months Ended	3 Months Ended	7 Months Ended
	Jun. 03, 2020	Aug. 25, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Deferred underwriting commissions		$ 7,000,000
Sale of stock description		The Company’s liquidity needs up to August 25, 2020 were satisfied through a capital contribution of $25,000 from the Sponsor to purchase the Founder Shares (as defined below), the loan under the promissory note pursuant to which the Sponsor on June 4, 2020 agreed to loan us an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering (the “Note”) and advancement of funds from a related party of to the Company to cover for offering costs in connection with the Initial Public Offering.		The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less underwriting discounts and commissions. The over-allotment expired unexercised on October 5, 2020.
Minimum percentage specified for aggregate fair market value of assets held in trust account			80.00%	80.00%
Business combination outstanding voting securities acquires percentage			50.00%	50.00%
Amount per share initially held in trust account (in Dollars per share)			$ 10.00	$ 10.00
Minimum amount of net tangible assets for business combination			$ 5,000,001	$ 5,000,001
Minimum threshold percentage of common stock sold in initial public offering			15.00%	15.00%
Dissolution expenses			$ 100,000	$ 100,000
Trust account description			The initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 or potentially less. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.	The initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 or potentially less. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Description of debt instrument			The value of the aggregate consideration will change between now and the Closing based on (i) the difference between the net debt of FEI at the Closing and the current target net debt of $4.6 billion and (ii) (x) the difference between the 60-day average closing stock price of a share of Golden Nugget Online Gaming, Inc. (“GNOG”) as of the day prior to the Closing and $18.46, the closing stock price of GNOG on January 28, 2021, multiplied by (y) 31,350,625 (subject to adjustment by reason of any stock dividend, subdivision, reclassification, reorganization, recapitalization, split, combination or exchange of shares, or any other similar event between the date of the Merger Agreement and the Closing).	The value of the aggregate consideration will change between now and the Closing based on (i) the difference between the net debt of FEI at the Closing and the current target net debt of $4.6 billion and (ii) (x) the difference between the 60-day average closing stock price of a share of Golden Nugget Online Gaming, Inc. (“GNOG”) as of the day prior to the Closing and $18.46, the closing stock price of GNOG on January 28, 2021, multiplied by (y) 31,350,625 (subject to adjustment by reason of any stock dividend, subdivision, reclassification, reorganization, recapitalization, split, combination or exchange of shares, or any other similar event between the date of the Merger Agreement and the Closing).
Net debt			$ 4,600,000,000	$ 4,600,000,000
Number of votes per share (in Dollars per share)			$ 10	$ 10
Number of shares percentage			20.00%	20.00%
Transaction expenses			$ 1,240,000,000	$ 1,240,000,000
Net tangible assets			5,000,001	5,000,001
Operating bank account			500,000	1,000,000
Working capital			$ 700,000	1,100,000
Related party debt	$ 300,000	$ 54,000		$ 53,947
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)		20,000,000
Price per unit (in Dollars per share)		$ 10.00
Gross proceeds from issuance offering		$ 200,000,000
Offering costs		$ 11,500,000
Sale of stock description			Upon the closing of the Initial Public Offering and the Private Placement, $200.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in a trust account (“Trust Account”) located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and are invested only in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”) which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account as described below.	Upon the closing of the Initial Public Offering and the Private Placement, $200.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in a trust account (“Trust Account”) located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and are invested only in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”) which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account as described below.
Redemption percentage of public shares			100.00%	100.00%
Description of debt instrument	the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable upon the completion of the Initial Public Offering. Through August 25, 2020, the Company borrowed $300,000 under the Note and received additional advances of approximately $54,000 from the Sponsor to cover for certain offering expenses. The Company fully repaid the Note and the advances to the Sponsor on August 25, 2020.
Private placement warrant [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)		6,000,000	6,000,000
Price per unit (in Dollars per share)		$ 1.00	$ 1.00
Gross proceeds from issuance offering		$ 6,000,000	$ 6,000,000
Warrants price per shrare (in Dollars per share)		$ 1.00	$ 1.00
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)		3,000,000
Price per unit (in Dollars per share)		$ 10.00
Gross proceeds from issuance offering		$ 600,000	$ 600,000
Sale of stock description		If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant.	If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant.
Private placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per unit (in Dollars per share)			$ 10.00	$ 10.00
Gross proceeds from issuance offering			$ 200.0	$ 200.0
Proposed Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Capital contribution		$ 25,000
Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds from issuance offering			$ 1,970,000,000	$ 1,970,000,000
Class A Common Stock [Member] | Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock description			Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).	Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Class A Common Stock [Member] | Private placement warrant [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per unit (in Dollars per share)		$ 11.50	$ 11.50
Class B Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per unit (in Dollars per share)			$ 10	$ 10